LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.44%
Australia–0.04%
†MMG Ltd.	93,600	$88,681
		88,681
Brazil–4.31%
Ambev SA	103,600	305,009
Axia Energia	28,385	320,683
Axia Energia Class B	5,900	73,285
†Axia Energia Class C	7,531	82,204
B3 SA - Brasil Bolsa Balcao	118,300	420,228
Banco Bradesco SA	150,455	543,312
Banco BTG Pactual SA	25,372	277,092
Banco do Brasil SA	41,900	186,533
BB Seguridade Participacoes SA	14,800	99,546
Caixa Seguridade Participacoes SA	12,200	42,913
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	11,767	360,358
Cia Paranaense de Energia - Copel	44,400	132,347
CPFL Energia SA	4,200	39,480
Embraer SA	15,800	234,719
Energisa SA	6,772	68,578
†Eneva SA	21,700	102,848
Engie Brasil Energia SA	7,455	47,307
Equatorial SA	26,178	206,752
†JBS NV Class A	9,300	167,028
Klabin SA	15,166	57,438
Localiza Rent a Car SA	20,893	189,736
MBRF Global Foods Co. SA	15,970	66,626
Motiva Infraestrutura de Mobilidade SA	23,100	70,684
†NU Holdings Ltd. Class A	78,300	1,125,171
Petroleo Brasileiro SA - Petrobras	191,500	1,880,425
Porto Seguro SA	4,500	43,785
†PRIO SA	20,100	257,272
Raia Drogasil SA	30,127	136,215
Rede D'Or Sao Luiz SA	18,100	135,999
Rumo SA	30,218	95,265
†StoneCo Ltd. Class A	4,900	69,188
Suzano SA	14,530	145,613
Telefonica Brasil SA	19,500	154,800
TIM SA	17,300	91,646
TOTVS SA	11,614	78,542
Ultrapar Participacoes SA	17,600	97,346
Vale SA	84,092	1,338,855
Vibra Energia SA	26,563	161,639
WEG SA	38,300	376,504
XP, Inc. Class A	9,000	171,360
		10,454,331
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada–0.04%
China Gold International Resources Corp. Ltd.	5,400	$106,921
		106,921
Chile–0.42%
Banco de Chile	1,096,908	199,093
Banco de Credito e Inversiones SA	2,072	134,217
Banco Santander Chile	1,638,457	135,674
Cencosud SA	26,790	73,140
Empresas CMPC SA	16,241	22,094
Empresas COPEC SA	9,885	68,442
Enel Chile SA	561,388	43,329
Falabella SA	15,440	94,514
Latam Airlines Group SA	7,107,819	175,390
Plaza SA	18,862	80,273
		1,026,166
China–20.25%
360 Security Technology, Inc. Class A	4,500	7,049
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	8,809
3SBio, Inc.	42,000	123,814
AAC Technologies Holdings, Inc.	15,500	66,484
Advanced Micro-Fabrication Equipment, Inc. China Class A	208	9,401
AECC Aviation Power Co. Ltd. Class A	401	2,808
Agricultural Bank of China Ltd. Class A	27,700	26,865
Agricultural Bank of China Ltd. Class H	623,000	445,635
Aier Eye Hospital Group Co. Ltd. Class A	4,058	5,624
†Air China Ltd. Class A	1,200	1,180
†Akeso, Inc.	15,000	255,404
Alibaba Group Holding Ltd.	393,900	6,174,180
Aluminum Corp. of China Ltd. Class A	7,900	13,286
Aluminum Corp. of China Ltd. Class H	80,000	117,037
†Amlogic Shanghai Co. Ltd. Class A	71	831
Anhui Conch Cement Co. Ltd. Class A	800	2,696
Anhui Conch Cement Co. Ltd. Class H	24,000	65,324
Anhui Gujing Distillery Co. Ltd. Class A	200	2,993
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,800	$12,195
Anker Innovations Technology Co. Ltd. Class A	390	6,202
ANTA Sports Products Ltd.	28,200	275,674
Avary Holding Shenzhen Co. Ltd. Class A	900	6,954
AviChina Industry & Technology Co. Ltd. Class H	32,000	13,665
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	4,615
†Baidu, Inc. Class A	51,600	721,274
Bank of Beijing Co. Ltd. Class A	13,700	10,927
Bank of Changsha Co. Ltd. Class A	4,200	5,875
Bank of Chengdu Co. Ltd. Class A	900	2,235
Bank of China Ltd. Class A	20,500	17,428
Bank of China Ltd. Class H	1,596,000	1,019,103
Bank of Communications Co. Ltd. Class A	24,420	24,760
Bank of Hangzhou Co. Ltd. Class A	4,400	10,689
Bank of Jiangsu Co. Ltd. Class A	10,500	16,598
Bank of Nanjing Co. Ltd. Class A	3,600	5,936
Bank of Ningbo Co. Ltd. Class A	3,170	13,973
Bank of Shanghai Co. Ltd. Class A	6,540	9,382
Bank of Suzhou Co. Ltd. Class A	5,000	6,061
Baoshan Iron & Steel Co. Ltd. Class A	11,000	10,281
Beijing Kingsoft Office Software, Inc. Class A	143	4,893
Beijing New Building Materials PLC Class A	2,500	9,487
Beijing Roborock Technology Co. Ltd. Class A	215	3,778
†Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	108	625
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	30,400	22,351
†Bilibili, Inc. Class Z	5,840	131,640
BOC International China Co. Ltd. Class A	200	358
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BOE Technology Group Co. Ltd. Class A	20,300	$11,585
BYD Co. Ltd. Class A	1,700	26,270
BYD Co. Ltd. Class H	84,100	1,149,759
BYD Electronic International Co. Ltd.	18,000	64,747
†Cambricon Technologies Corp. Ltd. Class A	136	19,773
CGN Power Co. Ltd. Class H	254,000	114,332
Changchun High-Tech Industry Group Co. Ltd. Class A	200	2,506
Changjiang Securities Co. Ltd. Class A	6,900	6,939
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	7,134
Chaozhou Three-Circle Group Co. Ltd. Class A	600	4,707
China CITIC Bank Corp. Ltd. Class H	182,000	184,351
†China CITIC Financial Asset Management Co. Ltd. Class H	164,000	16,668
China Coal Energy Co. Ltd. Class H	41,000	69,100
China Construction Bank Corp. Class A	6,900	9,650
China Construction Bank Corp. Class H	2,206,000	2,380,745
China CSSC Holdings Ltd. Class A	2,800	12,595
†China Eastern Airlines Corp. Ltd. Class A	500	311
China Energy Engineering Corp. Ltd. Class A	23,600	9,987
China Everbright Bank Co. Ltd. Class A	23,400	10,907
China Feihe Ltd.	73,000	32,630
China Galaxy Securities Co. Ltd. Class A	1,400	2,615
China Galaxy Securities Co. Ltd. Class H	67,000	68,301
China Great Wall Securities Co. Ltd. Class A	5,800	7,542
†China Greatwall Technology Group Co. Ltd. Class A	4,000	8,627
China Hongqiao Group Ltd.	65,000	293,619
China International Capital Corp. Ltd. Class A	400	1,895
China International Capital Corp. Ltd. Class H	36,400	80,814
LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Life Insurance Co. Ltd. Class A	800	$4,247
China Life Insurance Co. Ltd. Class H	171,000	545,530
†China Literature Ltd.	10,000	32,781
China Longyuan Power Group Corp. Ltd. Class H	58,000	53,090
China Mengniu Dairy Co. Ltd.	66,000	145,814
China Merchants Bank Co. Ltd. Class A	6,700	38,287
China Merchants Bank Co. Ltd. Class H	88,000	559,172
China Merchants Energy Shipping Co. Ltd. Class A	900	2,140
China Merchants Securities Co. Ltd. Class A	2,400	5,405
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,200	6,375
China Minsheng Banking Corp. Ltd. Class A	14,400	7,914
China National Nuclear Power Co. Ltd. Class A	14,000	18,395
†China National Software & Service Co. Ltd. Class A	1,080	5,705
China Nonferrous Mining Corp. Ltd.	29,000	43,523
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	900	6,273
China Oilfield Services Ltd. Class H	36,000	41,249
China Overseas Land & Investment Ltd.	89,500	133,471
China Pacific Insurance Group Co. Ltd. Class A	3,600	19,505
China Pacific Insurance Group Co. Ltd. Class H	57,800	236,726
China Petroleum & Chemical Corp. Class A	18,700	15,869
China Petroleum & Chemical Corp. Class H	498,000	286,265
China Power International Development Ltd.	48,000	19,436
China Railway Group Ltd. Class A	7,600	6,009
China Railway Signal & Communication Corp. Ltd. Class A	10,010	8,270
†China Rare Earth Resources & Technology Co. Ltd. Class A	400	2,811
China Resources Beer Holdings Co. Ltd.	30,000	99,283
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Resources Land Ltd.	75,500	$279,828
China Resources Microelectronics Ltd. Class A	1,156	7,556
China Resources Mixc Lifestyle Services Ltd.	15,400	93,054
China Resources Power Holdings Co. Ltd.	46,000	107,456
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	364	1,478
†China Ruyi Holdings Ltd.	220,000	43,055
China Shenhua Energy Co. Ltd. Class A	3,900	26,393
China Shenhua Energy Co. Ltd. Class H	75,000	443,937
†China Southern Airlines Co. Ltd. Class A	7,800	6,425
China State Construction Engineering Corp. Ltd. Class A	21,500	15,668
China Taiping Insurance Holdings Co. Ltd.	31,800	83,976
China Three Gorges Renewables Group Co. Ltd. Class A	4,500	2,783
China Tourism Group Duty Free Corp. Ltd. Class A	500	5,139
China Tower Corp. Ltd. Class H	93,900	128,391
China United Network Communications Ltd. Class A	19,200	12,437
†China Vanke Co. Ltd. Class A	7,300	4,255
China Yangtze Power Co. Ltd. Class A	7,884	30,908
China Zheshang Bank Co. Ltd. Class A	680	296
Chongqing Changan Automobile Co. Ltd. Class A	3,400	4,956
Chongqing Rural Commercial Bank Co. Ltd. Class A	1,500	1,531
Chongqing Rural Commercial Bank Co. Ltd. Class H	52,000	45,029
†Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,094
CITIC Ltd.	87,000	132,487
CITIC Securities Co. Ltd. Class A	6,485	22,758
CITIC Securities Co. Ltd. Class H	29,275	89,645
LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
CMOC Group Ltd. Class A	4,800	$12,240
CMOC Group Ltd. Class H	84,000	176,665
CNGR Advanced Material Co. Ltd. Class A	1,260	9,113
CNPC Capital Co. Ltd. Class A	11,600	17,202
Contemporary Amperex Technology Co. Ltd. Class A	1,040	61,533
Contemporary Amperex Technology Co. Ltd. Class H	2,300	183,329
COSCO SHIPPING Holdings Co. Ltd. Class A	6,190	13,514
COSCO SHIPPING Holdings Co. Ltd. Class H	58,650	111,685
CRRC Corp. Ltd. Class A	17,800	16,435
CRRC Corp. Ltd. Class H	76,000	49,505
CSC Financial Co. Ltd. Class A	3,500	10,964
CSPC Pharmaceutical Group Ltd.	186,240	219,793
Daqin Railway Co. Ltd. Class A	9,400	7,293
Dongfang Electric Corp. Ltd. Class A	3,900	20,097
Dongxing Securities Co. Ltd. Class A	3,973	7,168
East Money Information Co. Ltd. Class A	8,044	22,235
Eastroc Beverage Group Co. Ltd. Class A	260	7,726
ENN Energy Holdings Ltd.	16,600	135,164
Eoptolink Technology, Inc. Ltd. Class A	420	27,873
Eve Energy Co. Ltd. Class A	1,655	15,182
Everbright Securities Co. Ltd. Class A	1,400	3,114
Far East Horizon Ltd.	34,000	30,738
Focus Media Information Technology Co. Ltd. Class A	5,900	5,633
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,692	16,048
Founder Securities Co. Ltd. Class A	5,000	4,955
Foxconn Industrial Internet Co. Ltd. Class A	3,352	25,873
Fuyao Glass Industry Group Co. Ltd. Class A	900	7,507
Fuyao Glass Industry Group Co. Ltd. Class H	12,400	93,278
Ganfeng Lithium Group Co. Ltd. Class A	300	3,461
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ganfeng Lithium Group Co. Ltd. Class H	9,600	$91,035
†GCL Technology Holdings Ltd.	556,000	61,757
GD Power Development Co. Ltd. Class A	5,000	3,513
†GDS Holdings Ltd. Class A	25,800	130,553
GEM Co. Ltd. Class A	6,500	7,543
†Genscript Biotech Corp.	28,000	39,711
GF Securities Co. Ltd. Class A	5,500	14,459
GF Securities Co. Ltd. Class H	14,200	26,379
Giant Biogene Holding Co. Ltd.	7,600	26,863
GigaDevice Semiconductor, Inc. Class A	352	12,526
GoerTek, Inc. Class A	2,200	7,327
Goldwind Science & Technology Co. Ltd. Class A	4,200	16,257
Goneo Group Co. Ltd. Class A	812	4,949
Great Wall Motor Co. Ltd. Class H	49,500	80,139
Gree Electric Appliances, Inc. of Zhuhai Class A	2,300	12,660
Guangdong Haid Group Co. Ltd. Class A	700	5,047
Guangzhou Automobile Group Co. Ltd. Class A	5,000	5,268
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	6,653
Guangzhou Tinci Materials Technology Co. Ltd. Class A	660	4,432
Guosen Securities Co. Ltd. Class A	7,500	12,271
Guotai Haitong Securities Co. Ltd. Class A	8,180	19,799
Guotai Haitong Securities Co. Ltd. Class H	37,112	63,644
Guoyuan Securities Co. Ltd. Class A	5,440	6,091
H World Group Ltd. ADR	4,600	231,334
Haidilao International Holding Ltd.	41,000	75,474
Haier Smart Home Co. Ltd. Class A	3,100	9,693
Haier Smart Home Co. Ltd. Class H	56,400	151,093
†Hainan Airlines Holding Co. Ltd. Class A	41,100	8,712
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hainan Airport Infrastructure Co. Ltd. Class A	5,400	$2,858
Haitian International Holdings Ltd.	8,000	20,787
Hangzhou First Applied Material Co. Ltd. Class A	2,835	7,277
Hangzhou Silan Microelectronics Co. Ltd. Class A	100	375
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	6,331
Hansoh Pharmaceutical Group Co. Ltd.	34,000	155,633
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	12,629
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	12,797
Hengan International Group Co. Ltd.	7,500	26,540
Hengli Petrochemical Co. Ltd. Class A	5,500	17,397
Hengtong Optic-electric Co. Ltd. Class A	100	778
†Hesai Group	2,680	50,935
Hisense Home Appliances Group Co. Ltd. Class H	76	194
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	8,744
†Horizon Robotics	111,000	96,134
†Hua Hong Semiconductor Ltd. Class H	17,000	171,536
Huadong Medicine Co. Ltd. Class A	300	1,546
Huafon Chemical Co. Ltd. Class A	6,700	10,027
Huaneng Power International, Inc. Class A	100	102
Huaneng Power International, Inc. Class H	98,000	74,205
Huatai Securities Co. Ltd. Class A	2,900	7,565
Huatai Securities Co. Ltd. Class H	23,600	45,065
Huaxia Bank Co. Ltd. Class A	10,200	10,828
Huayu Automotive Systems Co. Ltd. Class A	600	1,680
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	$3,048
Hunan Valin Steel Co. Ltd. Class A	9,400	6,970
Hwatsing Technology Co. Ltd. Class A	439	11,231
Hygon Information Technology Co. Ltd. Class A	756	23,612
IEIT Systems Co. Ltd. Class A	760	6,322
Iflytek Co. Ltd. Class A	2,200	14,942
Imeik Technology Development Co. Ltd. Class A	160	2,732
Industrial & Commercial Bank of China Ltd. Class A	20,500	22,667
Industrial & Commercial Bank of China Ltd. Class H	1,484,000	1,308,068
Industrial Bank Co. Ltd. Class A	10,896	29,684
Industrial Securities Co. Ltd. Class A	142	122
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,400	13,760
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	438
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	8,617
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,300	12,638
Inner Mongolia Yitai Coal Co. Ltd. Class B	26,200	56,356
†Innovent Biologics, Inc.	33,500	368,485
Isoftstone Information Technology Group Co. Ltd. Class A	400	2,166
†J&T Global Express Ltd.	55,000	70,914
†JA Solar Technology Co. Ltd. Class A	4,692	7,507
JCET Group Co. Ltd. Class A	1,900	10,890
†JD Health International, Inc.	24,900	151,987
†JD Logistics, Inc.	44,300	78,203
JD.com, Inc. Class A	55,021	811,037
†Jiangsu Eastern Shenghong Co. Ltd. Class A	1,100	1,712
LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Expressway Co. Ltd. Class H	24,000	$30,950
Jiangsu Hengli Hydraulic Co. Ltd. Class A	832	11,727
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2,822	22,804
Jiangsu King's Luck Brewery JSC Ltd. Class A	200	771
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,500	11,057
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,449
Jiangxi Copper Co. Ltd. Class H	24,000	106,590
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	6,837
Kanzhun Ltd. ADR	8,300	111,137
KE Holdings, Inc. Class A	47,500	235,240
†Kingdee International Software Group Co. Ltd.	67,000	74,380
Kingsoft Corp. Ltd.	20,200	58,855
Kuaishou Technology	58,800	346,351
†Kuang-Chi Technologies Co. Ltd. Class A	2,200	12,323
Kunlun Energy Co. Ltd.	70,000	63,962
†Kunlun Tech Co. Ltd. Class A	1,600	11,582
Kweichow Moutai Co. Ltd. Class A	300	63,175
Laopu Gold Co. Ltd. Class H	600	48,573
LB Group Co. Ltd. Class A	3,100	7,855
Lenovo Group Ltd.	184,000	221,299
Lens Technology Co. Ltd. Class A	4,200	17,463
†Li Auto, Inc. Class A	28,400	250,678
Li Ning Co. Ltd.	52,000	143,667
Lingyi iTech Guangdong Co. Class A	1,600	3,038
Longfor Group Holdings Ltd.	49,858	48,540
†LONGi Green Energy Technology Co. Ltd. Class A	2,072	5,316
Luxshare Precision Industry Co. Ltd. Class A	2,387	17,536
Luzhou Laojiao Co. Ltd. Class A	800	12,195
Maxscend Microelectronics Co. Ltd. Class A	752	8,782
Meitu, Inc.	83,000	46,241
†Meituan Class B	115,240	1,257,527
Metallurgical Corp. of China Ltd. Class A	1,800	792
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Midea Group Co. Ltd. Class A	2,200	$24,505
Midea Group Co. Ltd. Class H	9,700	104,393
MINISO Group Holding Ltd. ADR	2,865	46,413
Montage Technology Co. Ltd. Class A	634	11,793
Muyuan Foods Co. Ltd. Class A	3,050	18,415
NARI Technology Co. Ltd. Class A	5,183	19,654
NAURA Technology Group Co. Ltd. Class A	405	26,634
NetEase, Inc.	39,300	878,151
New China Life Insurance Co. Ltd. Class A	600	5,414
New China Life Insurance Co. Ltd. Class H	21,000	125,022
New Hope Liuhe Co. Ltd. Class A	5,500	6,557
New Oriental Education & Technology Group, Inc.	30,600	173,327
Ningbo Deye Technology Co. Ltd. Class A	151	2,905
Ningbo Orient Wires & Cables Co. Ltd. Class A	100	883
Ningbo Tuopu Group Co. Ltd. Class A	1,165	9,816
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,800	20,192
†NIO, Inc. Class A	42,520	258,367
Nongfu Spring Co. Ltd. Class H	42,600	257,604
OmniVision Integrated Circuits Group, Inc. Class A	465	6,484
Orient Securities Co. Ltd. Class A	5,416	7,155
People's Insurance Co. Group of China Ltd. Class A	6,600	7,021
People's Insurance Co. Group of China Ltd. Class H	192,000	133,714
PetroChina Co. Ltd. Class A	11,500	20,110
PetroChina Co. Ltd. Class H	474,000	650,262
Pharmaron Beijing Co. Ltd. Class A	1,600	6,625
PICC Property & Casualty Co. Ltd. Class H	154,000	283,480
Ping An Bank Co. Ltd. Class A	10,892	17,536
LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd. Class A	3,400	$28,172
Ping An Insurance Group Co. of China Ltd. Class H	152,500	1,172,605
Piotech, Inc. Class A	191	10,467
Poly Developments & Holdings Group Co. Ltd. Class A	9,800	8,314
†Pony AI, Inc. Class A	4,400	39,032
Pop Mart International Group Ltd.	12,400	230,682
Postal Savings Bank of China Co. Ltd. Class A	12,400	9,227
Power Construction Corp. of China Ltd. Class A	13,500	11,295
†Qinghai Salt Lake Industry Co. Ltd. Class A	4,500	24,514
†Remegen Co. Ltd. Class H	4,500	56,083
Rockchip Electronics Co. Ltd. Class A	300	6,778
Rongsheng Petrochemical Co. Ltd. Class A	9,550	16,729
SAIC Motor Corp. Ltd. Class A	4,000	8,544
Sailun Group Co. Ltd. Class A	4,100	7,729
Sanan Optoelectronics Co. Ltd. Class A	100	170
Sany Heavy Industry Co. Ltd. Class A	3,600	10,112
Satellite Chemical Co. Ltd. Class A	978	3,952
SDIC Capital Co. Ltd. Class A	200	202
SDIC Power Holdings Co. Ltd. Class A	6,200	12,733
†SenseTime Group, Inc. Class B	640,000	152,429
Seres Group Co. Ltd. Class A	1,000	13,261
SF Holding Co. Ltd. Class A	2,900	16,066
SG Micro Corp. Class A	483	4,794
Shaanxi Coal Industry Co. Ltd. Class A	5,000	18,521
Shandong Gold Mining Co. Ltd. Class A	1,580	9,396
Shandong Gold Mining Co. Ltd. Class H	20,500	86,464
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	10,046
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	7,997
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	56,800	$27,310
Shanghai Baosight Software Co. Ltd. Class A	113	379
Shanghai Baosight Software Co. Ltd. Class B	19,470	20,211
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	401	7,590
†Shanghai Electric Group Co. Ltd. Class A	11,200	13,078
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	9,709
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	600	1,488
Shanghai Pudong Development Bank Co. Ltd. Class A	13,400	19,746
Shanghai Putailai New Energy Technology Group Co. Ltd. Class A	192	902
Shanghai RAAS Blood Products Co. Ltd. Class A	100	85
Shanghai Rural Commercial Bank Co. Ltd. Class A	7,000	9,231
Shanghai United Imaging Healthcare Co. Ltd. Class A	364	5,939
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	10,006
Shanjin International Gold Co. Ltd. Class A	380	1,665
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	8,674
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	680	14,153
Shengyi Technology Co. Ltd. Class A	1,000	8,030
Shennan Circuits Co. Ltd. Class A	286	9,339
Shenwan Hongyuan Group Co. Ltd. Class A	18,500	12,635
Shenzhen Inovance Technology Co. Ltd. Class A	650	6,368
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	500	12,039
LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	$7,152
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	12,425
Shenzhen Transsion Holdings Co. Ltd. Class A	899	7,260
Shenzhou International Group Holdings Ltd.	18,400	112,427
Sichuan Chuantou Energy Co. Ltd. Class A	1,700	3,671
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	9,624
†Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	1,100	65,242
Sichuan Road & Bridge Group Co. Ltd. Class A	140	204
Sinotruk Hong Kong Ltd.	14,500	72,344
Smoore International Holdings Ltd.	45,000	51,358
SooChow Securities Co. Ltd. Class A	4,780	5,455
Spring Airlines Co. Ltd. Class A	1,100	7,400
Sungrow Power Supply Co. Ltd. Class A	1,080	24,022
Sunny Optical Technology Group Co. Ltd.	15,200	105,978
Sunwoda Electronic Co. Ltd. Class A	200	745
SUPCON Technology Co. Ltd. Class A	1,090	10,317
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,300	20,096
Suzhou TFC Optical Communication Co. Ltd. Class A	196	8,819
†TAL Education Group ADR	9,400	106,878
TBEA Co. Ltd. Class A	760	2,972
TCL Technology Group Corp. Class A	9,580	5,973
†TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	9,691
Tencent Holdings Ltd.	146,400	9,233,790
Tencent Music Entertainment Group ADR	12,600	116,928
†Tianqi Lithium Corp. Class A	100	816
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tianshui Huatian Technology Co. Ltd. Class A	1,900	$3,257
Tingyi Cayman Islands Holding Corp.	38,000	63,442
Tongcheng Travel Holdings Ltd.	31,200	72,184
TongFu Microelectronics Co. Ltd. Class A	1,032	6,281
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	14,273
†Tongwei Co. Ltd. Class A	3,600	8,765
†Trina Solar Co. Ltd. Class A	3,105	7,472
†Trip.com Group Ltd.	14,350	709,159
Tsingtao Brewery Co. Ltd. Class H	10,000	62,122
†UBTech Robotics Corp. Ltd. Class H	4,950	55,091
Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	8,952
Unisplendour Corp. Ltd. Class A	1,180	4,332
Vipshop Holdings Ltd. ADR	7,000	110,040
Wanhua Chemical Group Co. Ltd. Class A	1,720	19,991
Want Want China Holdings Ltd.	83,000	49,115
Weichai Power Co. Ltd. Class A	3,700	13,149
Weichai Power Co. Ltd. Class H	42,000	148,941
Wens Foodstuff Group Co. Ltd. Class A	1,120	2,695
Western Securities Co. Ltd. Class A	6,100	6,497
Western Superconducting Technologies Co. Ltd. Class A	795	8,264
†Wingtech Technology Co. Ltd. Class A	1,700	7,717
†Wuhan Guide Infrared Co. Ltd. Class A	221	410
Wuliangye Yibin Co. Ltd. Class A	1,200	18,020
WUS Printed Circuit Kunshan Co. Ltd. Class A	910	10,308
WuXi AppTec Co. Ltd. Class A	1,032	14,971
WuXi AppTec Co. Ltd. Class H	8,456	129,507
†Wuxi Biologics Cayman, Inc.	80,500	346,190
†WuXi XDC Cayman, Inc.	8,000	60,680
LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
XCMG Construction Machinery Co. Ltd. Class A	11,000	$16,195
Xiamen Tungsten Co. Ltd. Class A	1,800	14,742
†Xiaomi Corp. Class B	396,400	1,637,393
†Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	6,367
Xinyi Solar Holdings Ltd.	92,056	34,502
†XPeng, Inc. Class A	28,700	245,316
†XtalPi Holdings Ltd.	42,000	49,143
Yadea Group Holdings Ltd.	26,449	44,973
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	9,000	217,485
Yankuang Energy Group Co. Ltd. Class A	2,265	6,344
Yankuang Energy Group Co. Ltd. Class H	72,800	135,547
†Yonyou Network Technology Co. Ltd. Class A	3,640	6,209
Yum China Holdings, Inc.	8,150	404,820
Yunnan Aluminium Co. Ltd. Class A	300	1,369
Yunnan Baiyao Group Co. Ltd. Class A	1,680	13,397
Yunnan Yuntianhua Co. Ltd. Class A	2,100	10,199
Zangge Mining Co. Ltd. Class A	100	1,167
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	200	4,385
Zhaojin Mining Industry Co. Ltd. Class H	39,000	162,027
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	4,919
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	11,120
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	8,427
Zhejiang Juhua Co. Ltd. Class A	900	4,503
†Zhejiang Leapmotor Technology Co. Ltd. Class H	10,500	64,030
Zhejiang NHU Co. Ltd. Class A	964	4,849
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	600	3,780
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,200	$8,042
Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	8,225
Zheshang Securities Co. Ltd. Class A	3,900	5,503
Zhongji Innolight Co. Ltd. Class A	340	29,127
Zhongjin Gold Corp. Ltd. Class A	4,100	16,221
Zhongtai Securities Co. Ltd. Class A	100	89
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	9,334
Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,000	32,734
Zijin Mining Group Co. Ltd. Class A	5,100	24,768
Zijin Mining Group Co. Ltd. Class H	134,000	602,798
ZTE Corp. Class A	3,400	16,221
ZTE Corp. Class H	14,200	40,132
ZTO Express Cayman, Inc.	9,850	242,437
		49,116,410
Colombia–0.16%
Grupo Cibest SA	15,885	318,250
Interconexion Electrica SA ESP	8,785	66,958
		385,208
Czech Republic–0.11%
CEZ AS	2,666	150,669
Komercni Banka AS	1,523	77,704
Moneta Money Bank AS	4,607	40,158
		268,531
Egypt–0.05%
Commercial International Bank - Egypt (CIB)	49,517	109,987
Eastern Co. SAE	14,302	9,154
Talaat Moustafa Group	8,822	12,068
		131,209
Greece–0.49%
Allwyn AG	4,553	68,887
Alpha Bank SA	37,142	137,772
Eurobank SA Class A	61,130	244,767
Hellenic Telecommunications Organization SA	3,890	73,379
Jumbo SA	2,679	68,061
National Bank of Greece SA	20,528	317,114
Piraeus Bank SA	26,435	217,190
LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
Public Power Corp. SA	3,408	$71,250
		1,198,420
Hong Kong–0.70%
†Alibaba Health Information Technology Ltd.	120,000	72,362
Bank of Communications Co. Ltd. Class H	173,000	156,358
Beijing Enterprises Holdings Ltd.	7,000	26,762
BOC Aviation Ltd.	4,200	41,915
Bosideng International Holdings Ltd.	88,000	45,296
C&D International Investment Group Ltd.	21,099	34,133
China Gas Holdings Ltd.	37,998	34,722
China Merchants Port Holdings Co. Ltd.	27,740	52,052
China Minsheng Banking Corp. Ltd. Class H	136,500	64,195
China National Building Material Co. Ltd. Class H	69,696	42,757
China Railway Group Ltd. Class H	99,000	51,412
China Resources Gas Group Ltd.	15,600	38,012
China State Construction International Holdings Ltd.	28,000	29,745
Chow Tai Fook Jewellery Group Ltd.	44,200	62,127
Geely Automobile Holdings Ltd.	138,000	368,178
Guangdong Investment Ltd.	56,000	56,089
†NetEase Cloud Music, Inc.	1,500	24,920
Orient Overseas International Ltd.	2,500	44,586
Postal Savings Bank of China Co. Ltd. Class H	185,000	116,219
Sino Biopharmaceutical Ltd.	236,000	179,294
Sinopharm Group Co. Ltd. Class H	21,200	55,000
†Zijin Gold International Co. Ltd.	4,800	109,242
		1,705,376
Hungary–0.33%
MOL Hungarian Oil & Gas PLC	10,230	122,559
OTP Bank Nyrt	5,139	551,044
Richter Gedeon Nyrt	3,203	114,032
		787,635
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India–12.28%
ABB India Ltd.	1,164	$73,580
Adani Enterprises Ltd.	4,419	82,397
Adani Ports & Special Economic Zone Ltd.	13,289	185,888
†Adani Power Ltd.	69,148	110,051
†Aditya Birla Capital Ltd.	17,995	56,029
Alkem Laboratories Ltd.	1,104	61,887
Ambuja Cements Ltd.	10,743	45,831
APL Apollo Tubes Ltd.	3,740	77,222
Apollo Hospitals Enterprise Ltd.	2,353	185,892
Ashok Leyland Ltd.	64,962	106,601
Asian Paints Ltd.	8,818	203,349
Astral Ltd.	3,401	57,811
AU Small Finance Bank Ltd.	12,666	113,413
Aurobindo Pharma Ltd.	6,432	89,446
†Avenue Supermarts Ltd.	3,656	153,893
Axis Bank Ltd.	53,379	661,110
Bajaj Auto Ltd.	1,577	147,338
Bajaj Finance Ltd.	64,519	552,068
Bajaj Finserv Ltd.	7,998	138,925
Bajaj Holdings & Investment Ltd.	629	58,750
Balkrishna Industries Ltd.	1,591	35,396
Bank of Baroda	27,652	72,896
Bharat Electronics Ltd.	78,903	337,645
Bharat Forge Ltd.	5,179	92,830
Bharat Heavy Electricals Ltd.	23,588	61,644
Bharat Petroleum Corp. Ltd.	37,541	112,557
Bharti Airtel Ltd.	58,108	1,104,248
Bosch Ltd.	169	51,563
Britannia Industries Ltd.	2,395	136,935
BSE Ltd.	4,488	129,209
Canara Bank	50,227	66,172
CG Power & Industrial Solutions Ltd.	16,617	115,713
Cholamandalam Investment & Finance Co. Ltd.	9,638	139,347
Cipla Ltd.	13,890	180,992
Coal India Ltd.	45,496	217,521
Colgate-Palmolive India Ltd.	2,337	44,072
Coromandel International Ltd.	2,505	51,013
Cummins India Ltd.	3,115	149,148
Dabur India Ltd.	10,436	45,161
Divi's Laboratories Ltd.	2,942	185,892
Dixon Technologies India Ltd.	900	93,230
DLF Ltd.	18,274	98,237
LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Dr. Reddy's Laboratories Ltd.	13,349	$178,914
Eicher Motors Ltd.	3,190	223,359
†Eternal Ltd.	58,923	144,964
Fortis Healthcare Ltd.	11,058	93,634
†FSN E-Commerce Ventures Ltd.	28,302	70,962
GAIL India Ltd.	58,984	86,451
GE Vernova T&D India Ltd.	2,904	112,363
†GMR Airports Ltd.	68,514	61,754
Godrej Consumer Products Ltd.	8,808	92,267
†Godrej Properties Ltd.	3,847	60,233
Grasim Industries Ltd.	5,475	148,576
Havells India Ltd.	4,248	53,324
HCL Technologies Ltd.	21,713	312,509
HDFC Asset Management Co. Ltd.	3,760	87,863
HDFC Bank Ltd.	260,907	2,043,695
HDFC Life Insurance Co. Ltd.	22,391	140,713
Hero MotoCorp Ltd.	2,883	155,838
Hindalco Industries Ltd.	31,217	295,203
Hindustan Aeronautics Ltd.	4,058	149,196
Hindustan Petroleum Corp. Ltd.	24,235	86,365
Hindustan Unilever Ltd.	18,510	403,413
Hitachi Energy India Ltd.	318	82,237
Hyundai Motor India Ltd.	3,825	72,429
ICICI Bank Ltd.	121,274	1,556,825
ICICI Lombard General Insurance Co. Ltd.	5,585	101,762
ICICI Prudential Life Insurance Co. Ltd.	8,104	43,826
IDFC First Bank Ltd.	92,307	57,775
Indian Hotels Co. Ltd.	21,017	128,039
Indian Oil Corp. Ltd.	69,500	99,214
†Indus Towers Ltd.	32,090	142,863
†IndusInd Bank Ltd.	13,674	109,539
Info Edge India Ltd.	9,399	97,135
Infosys Ltd.	74,338	1,002,659
InterGlobe Aviation Ltd.	4,217	178,002
ITC Ltd.	68,912	210,576
Jindal Stainless Ltd.	7,862	59,637
Jindal Steel Ltd.	7,959	94,539
Jio Financial Services Ltd.	61,701	147,375
JSW Energy Ltd.	11,601	58,127
JSW Steel Ltd.	13,719	164,478
Jubilant Foodworks Ltd.	10,302	47,653
Kalyan Jewellers India Ltd.	9,684	38,888
Kotak Mahindra Bank Ltd.	127,040	478,222
L&T Finance Ltd.	20,077	51,359
Larsen & Toubro Ltd.	15,611	580,381
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Lodha Developers Ltd.	7,799	$56,375
LTIMindtree Ltd.	1,688	72,656
Lupin Ltd.	5,944	147,103
Mahindra & Mahindra Ltd.	21,546	675,824
Mankind Pharma Ltd.	3,123	66,658
Marico Ltd.	11,052	86,269
Maruti Suzuki India Ltd.	2,917	382,593
Max Healthcare Institute Ltd.	17,798	182,622
Mphasis Ltd.	2,537	55,754
MRF Ltd.	51	69,572
Muthoot Finance Ltd.	2,763	92,786
Nestle India Ltd.	14,560	180,937
NHPC Ltd.	80,955	63,415
NMDC Ltd.	79,182	64,438
NTPC Ltd.	100,001	393,863
Oberoi Realty Ltd.	3,424	51,841
Oil & Natural Gas Corp. Ltd.	72,077	217,147
Oil India Ltd.	12,477	62,632
†One 97 Communications Ltd.	8,667	88,512
Oracle Financial Services Software Ltd.	545	39,141
Page Industries Ltd.	149	50,432
†PB Fintech Ltd.	7,999	121,589
Persistent Systems Ltd.	2,514	131,982
Petronet LNG Ltd.	20,174	52,982
Phoenix Mills Ltd.	5,076	81,356
PI Industries Ltd.	1,637	47,383
Pidilite Industries Ltd.	6,357	86,124
Polycab India Ltd.	1,200	87,807
Power Finance Corp. Ltd.	33,131	133,920
Power Grid Corp. of India Ltd.	105,867	333,300
Prestige Estates Projects Ltd.	4,718	56,548
Punjab National Bank	52,678	56,437
Rail Vikas Nigam Ltd.	12,746	33,908
REC Ltd.	26,419	86,039
Reliance Industries Ltd.	139,559	2,007,077
Samvardhana Motherson International Ltd.	95,296	106,956
SBI Cards & Payment Services Ltd.	5,958	39,916
SBI Life Insurance Co. Ltd.	10,076	190,598
Shree Cement Ltd.	128	31,297
Shriram Finance Ltd.	32,737	304,579
Siemens Energy India Ltd.	1,854	50,465
†Siemens Ltd.	2,109	65,896
Solar Industries India Ltd.	606	77,678
SRF Ltd.	3,324	86,314
State Bank of India	43,138	449,893
LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Sun Pharmaceutical Industries Ltd.	21,994	$411,358
Sundaram Finance Ltd.	1,503	69,335
Supreme Industries Ltd.	1,494	59,784
†Suzlon Energy Ltd.	233,759	99,071
†Swiggy Ltd.	21,950	60,908
Tata Communications Ltd.	3,025	42,988
Tata Consultancy Services Ltd.	20,684	520,837
Tata Consumer Products Ltd.	13,421	144,338
†Tata Motors Ltd./new	46,292	197,707
Tata Motors Passenger Vehicles Ltd.	48,854	154,765
Tata Power Co. Ltd.	32,537	130,983
Tata Steel Ltd.	173,201	355,368
Tech Mahindra Ltd.	12,414	184,402
Titan Co. Ltd.	8,052	338,206
Torrent Pharmaceuticals Ltd.	2,816	125,630
Torrent Power Ltd.	4,060	56,399
Trent Ltd.	4,223	148,723
Tube Investments of India Ltd.	2,358	63,068
TVS Motor Co. Ltd.	5,333	191,656
UltraTech Cement Ltd.	2,538	289,888
Union Bank of India Ltd.	37,570	65,872
United Spirits Ltd.	5,300	68,105
UPL Ltd.	11,354	68,873
Varun Beverages Ltd.	29,166	119,298
Vedanta Ltd.	31,701	222,419
†Vishal Mega Mart Ltd.	50,827	57,030
†Vodafone Idea Ltd.	605,690	54,915
Voltas Ltd.	5,291	71,660
WAAREE Energies Ltd.	2,071	67,902
Wipro Ltd.	63,067	126,974
†Yes Bank Ltd.	356,865	65,541
Zydus Lifesciences Ltd.	4,952	46,108
		29,788,763
Indonesia–0.89%
†Amman Mineral Internasional PT	331,800	95,849
Astra International Tbk. PT	471,100	173,913
Bank Central Asia Tbk. PT	1,278,800	493,976
Bank Mandiri Persero Tbk. PT	870,400	244,323
Bank Negara Indonesia Persero Tbk. PT	365,900	81,711
Bank Rakyat Indonesia Persero Tbk. PT	1,578,559	315,429
†Barito Pacific Tbk. PT	508,398	40,835
†Barito Renewables Energy Tbk. PT	176,600	54,556
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
†Bumi Resources Minerals Tbk. PT	1,229,300	$53,747
Chandra Asri Pacific Tbk. PT	191,400	53,776
Charoen Pokphand Indonesia Tbk. PT	139,400	33,631
†Dian Swastatika Sentosa Tbk. PT	23,100	89,711
†GoTo Gojek Tokopedia Tbk. PT	20,911,800	62,944
Petrindo Jaya Kreasi Tbk. PT	536,900	33,427
Sumber Alfaria Trijaya Tbk. PT	427,100	37,479
Telkom Indonesia Persero Tbk. PT	1,152,900	207,589
United Tractors Tbk. PT	39,300	71,804
		2,144,700
Ireland–0.69%
†PDD Holdings, Inc. ADR	16,300	1,665,534
		1,665,534
Kuwait–0.59%
Boubyan Bank KSCP	24,113	53,368
Gulf Bank KSCP	36,343	38,633
Kuwait Finance House KSCP	245,859	639,472
Mabanee Co. KPSC	15,657	45,934
Mobile Telecommunications Co. KSCP	29,631	54,571
National Bank of Kuwait SAKP	185,772	550,413
Warba Bank KSCP	40,592	38,428
		1,420,819
Luxembourg–0.06%
Reinet Investments SCA	2,675	87,434
†Zabka Group SA	9,843	58,907
		146,341
Malaysia–1.20%
AMMB Holdings Bhd.	62,800	102,685
Axiata Group Bhd.	54,461	29,862
CelcomDigi Bhd.	66,900	49,100
CIMB Group Holdings Bhd.	191,507	359,232
Gamuda Bhd.	117,022	108,663
Hong Leong Bank Bhd.	16,400	89,131
IHH Healthcare Bhd.	51,900	115,553
IOI Corp. Bhd.	49,000	51,296
Kuala Lumpur Kepong Bhd.	10,009	53,420
Malayan Banking Bhd.	138,470	389,749
Maxis Bhd.	38,800	34,579
LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
MISC Bhd.	31,900	$66,939
Mr. DIY Group M Bhd.	88,450	33,601
Nestle Malaysia Bhd.	1,600	39,168
Petronas Chemicals Group Bhd.	52,700	79,227
Petronas Dagangan Bhd.	7,800	42,177
Petronas Gas Bhd.	19,900	88,270
PPB Group Bhd.	554	1,651
Press Metal Aluminium Holdings Bhd.	83,200	165,454
Public Bank Bhd.	345,900	401,621
QL Resources Bhd.	40,100	36,644
RHB Bank Bhd.	42,888	89,718
SD Guthrie Bhd.	45,987	68,714
Sunway Bhd.	58,500	70,076
Telekom Malaysia Bhd.	31,159	54,704
Tenaga Nasional Bhd.	58,200	200,458
YTL Corp. Bhd.	73,200	30,893
YTL Power International Bhd.	82,400	61,575
		2,914,160
Mexico–2.12%
America Movil SAB de CV	404,500	514,342
Arca Continental SAB de CV	9,700	111,732
Cemex SAB de CV	345,600	395,677
Coca-Cola Femsa SAB de CV	10,800	105,168
Fibra Uno Administracion SA de CV	54,600	89,198
Fomento Economico Mexicano SAB de CV	37,900	420,045
Gruma SAB de CV Class B	2,870	52,539
Grupo Aeroportuario del Centro Norte SAB de CV	7,100	101,851
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,210	226,835
Grupo Aeroportuario del Sureste SAB de CV Class B	4,125	139,103
Grupo Bimbo SAB de CV	28,900	96,796
Grupo Carso SAB de CV	13,217	99,244
Grupo Comercial Chedraui SA de CV	5,700	33,364
Grupo Financiero Banorte SAB de CV Class O	58,900	652,195
Grupo Financiero Inbursa SAB de CV Class O	37,300	94,004
Grupo Mexico SAB de CV	71,800	767,995
†Industrias Penoles SAB de CV	4,580	204,167
Kimberly-Clark de Mexico SAB de CV Class A	29,000	68,669
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Prologis Property Mexico SA de CV	21,098	$92,100
Promotora y Operadora de Infraestructura SAB de CV	4,915	79,633
Sigma Foods SAB de CV Class A	76,921	76,951
Southern Copper Corp.	1,985	341,539
Wal-Mart de Mexico SAB de CV	118,600	386,709
		5,149,856
Netherlands–0.04%
NEPI Rockcastle NV	12,961	104,002
		104,002
Peru–0.26%
Cia de Minas Buenaventura SAA ADR	3,600	129,744
Credicorp Ltd.	1,480	501,986
		631,730
Philippines–0.34%
Ayala Corp.	5,400	45,141
Ayala Land, Inc.	180,600	48,293
Bank of the Philippine Islands	42,608	70,066
BDO Unibank, Inc.	55,542	104,494
International Container Terminal Services, Inc.	23,560	267,108
Jollibee Foods Corp.	14,170	41,469
Manila Electric Co.	5,190	52,754
Metropolitan Bank & Trust Co.	43,184	45,139
PLDT, Inc.	815	17,451
SM Investments Corp.	4,280	43,680
SM Prime Holdings, Inc.	250,800	84,426
		820,021
Poland–1.11%
†Allegro.eu SA	17,495	125,578
Asseco Poland SA	1,236	56,946
†Bank Millennium SA	14,740	65,328
Bank Polska Kasa Opieki SA	4,211	249,519
Budimex SA	311	55,915
CD Projekt SA	1,407	90,526
†Dino Polska SA	11,323	102,332
†KGHM Polska Miedz SA	3,282	239,783
LPP SA	26	157,649
†mBank SA	352	102,411
ORLEN SA	13,808	500,323
†PGE Polska Grupa Energetyczna SA	22,571	64,025
LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	20,053	$474,333
Powszechny Zaklad Ubezpieczen SA	13,853	241,139
Santander Bank Polska SA	1,006	159,504
		2,685,311
Qatar–0.55%
Al Rayan Bank	105,767	63,499
Commercial Bank PSQC	73,096	85,643
Dukhan Bank	26,838	25,519
Industries Qatar QSC	35,443	103,574
Mesaieed Petrochemical Holding Co.	41,733	12,513
Nebras Energy	10,939	43,143
Ooredoo QPSC	21,585	73,625
Qatar Fuel QSC	10,445	41,539
Qatar Gas Transport Co. Ltd.	57,579	66,277
Qatar International Islamic Bank QSC	20,470	62,632
Qatar Islamic Bank QPSC	40,427	252,627
Qatar National Bank QPSC	105,335	492,971
		1,323,562
Republic of Korea–15.20%
Alteogen, Inc.	942	213,660
Amorepacific Corp.	688	63,423
APR Corp.	544	124,124
Celltrion, Inc.	3,440	460,005
DB Insurance Co. Ltd.	1,099	123,268
Doosan Co. Ltd.	169	122,731
†Doosan Enerbility Co. Ltd.	10,348	650,247
Ecopro BM Co. Ltd.	1,132	148,306
Ecopro Co. Ltd.	2,358	227,652
Hana Financial Group, Inc.	6,521	475,360
Hanjin Kal Corp.	646	48,075
Hankook Tire & Technology Co. Ltd.	1,845	67,916
Hanmi Semiconductor Co. Ltd.	990	171,051
Hanwha Aerospace Co. Ltd.	768	654,879
†Hanwha Ocean Co. Ltd.	3,197	263,167
Hanwha Systems Co. Ltd.	1,708	133,738
HD Hyundai Co. Ltd.	1,019	170,896
HD Hyundai Electric Co. Ltd.	541	306,578
HD Hyundai Heavy Industries Co. Ltd.	655	209,810
HD Hyundai Marine Solution Co. Ltd.	386	47,661
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	987	$228,754
†HLB, Inc.	2,860	94,484
HMM Co. Ltd.	6,102	79,951
HYBE Co. Ltd.	507	102,784
Hyosung Heavy Industries Corp.	129	217,826
Hyundai Engineering & Construction Co. Ltd.	1,786	174,366
Hyundai Glovis Co. Ltd.	923	131,094
Hyundai Mobis Co. Ltd.	1,388	358,132
Hyundai Motor Co.	3,080	948,826
Hyundai Rotem Co. Ltd.	1,771	203,941
Industrial Bank of Korea	6,296	90,943
Kakao Corp.	7,402	228,516
KakaoBank Corp.	3,907	63,661
KB Financial Group, Inc.	8,409	825,515
Kia Corp.	5,368	529,988
Korea Aerospace Industries Ltd.	1,650	186,525
Korea Electric Power Corp.	5,965	169,587
Korea Investment Holdings Co. Ltd.	889	124,027
Korean Air Lines Co. Ltd.	3,910	63,072
Krafton, Inc.	603	103,087
KT&G Corp.	2,281	245,282
LG Chem Ltd.	1,146	234,241
LG Corp.	2,186	123,604
†LG Display Co. Ltd.	5,326	39,107
LG Electronics, Inc.	2,605	188,862
†LG Energy Solution Ltd.	1,082	296,004
LG Uplus Corp.	2,463	25,614
LIG Nex1 Co. Ltd.	284	117,193
LS Electric Co. Ltd.	348	173,943
†Meritz Financial Group, Inc.	1,761	133,538
Mirae Asset Securities Co. Ltd.	4,583	194,229
NAVER Corp.	3,235	440,440
NH Investment & Securities Co. Ltd.	2,383	48,478
POSCO Future M Co. Ltd.	855	118,111
POSCO Holdings, Inc.	1,691	380,750
Posco International Corp.	1,291	60,266
†Samsung Biologics Co. Ltd.	268	274,664
Samsung C&T Corp.	1,993	349,289
Samsung Electro-Mechanics Co. Ltd.	1,285	368,164
Samsung Electronics Co. Ltd.	108,531	12,693,926
†Samsung Episholdings Co. Ltd.	171	58,065
LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	702	$210,271
†Samsung Heavy Industries Co. Ltd.	16,307	273,258
Samsung Life Insurance Co. Ltd.	1,873	270,064
†Samsung SDI Co. Ltd.	1,392	385,703
Samsung SDS Co. Ltd.	959	97,164
Samyang Foods Co. Ltd.	92	74,583
Shinhan Financial Group Co. Ltd.	10,200	607,934
†SK Biopharmaceuticals Co. Ltd.	836	52,666
SK Hynix, Inc.	12,513	7,099,435
SK Innovation Co. Ltd.	1,564	114,777
†SK Square Co. Ltd.	2,149	707,564
SK Telecom Co. Ltd.	2,370	122,624
SK, Inc.	855	175,783
†S-Oil Corp.	1,029	70,560
Woori Financial Group, Inc.	15,632	342,682
Yuhan Corp.	1,391	88,923
		36,865,387
Russia–0.00%
†=πAlrosa PJSC	238,813	0
†=πGazprom PJSC	958,422	0
†=πGazprom PJSC ADR	40,705	0
†=πGMK Norilskiy Nickel PAO	595,900	0
†=πInter RAO UES PJSC	3,556,000	0
†=πLUKOIL PJSC	39,222	0
†=πMoscow Exchange MICEX-RTS PJSC	149,010	0
†=πNovatek PJSC GDR	8,045	0
†=πNovolipetsk Steel PJSC	139,160	0
†=πPhosAgro PJSC	80	0
†=πPhosAgro PJSC GDR	12,445	0
†=πPolyus PJSC	31,720	0
†=πRosneft Oil Co. PJSC	109,202	0
†=πSberbank of Russia PJSC	1,018,280	0
†=πSeverstal PAO	19,447	0
†=πSurgutneftegas PAO	697,800	0
†=πTatneft PJSC	132,700	0
†=πVK IPJSC GDR	12,642	0
†=πVTB Bank PJSC	58,436	0
		0
Saudi Arabia–2.97%
†ACWA Power Co.	3,625	168,121
Ades Holding Co.	6,894	33,197
Al Rajhi Bank	45,306	1,291,525
Alinma Bank	29,498	228,429
Almarai Co. JSC	9,945	115,842
Arab National Bank	21,553	123,753
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Arabian Internet & Communications Services Co.	491	$25,744
Bank AlBilad	17,386	127,080
Bank Al-Jazira	15,292	48,202
Banque Saudi Fransi	29,455	157,127
Bupa Arabia for Cooperative Insurance Co.	1,903	90,659
Co. for Cooperative Insurance	1,607	55,291
†Dar Al Arkan Real Estate Development Co.	12,950	62,699
Dr. Sulaiman Al Habib Medical Services Group Co.	1,808	124,247
Elm Co.	520	74,810
Etihad Etisalat Co.	7,886	137,332
†Jabal Omar Development Co.	16,268	69,598
Jarir Marketing Co.	13,142	49,531
Makkah Construction & Development Co.	2,330	52,750
Mouwasat Medical Services Co.	2,219	42,960
Riyad Bank	35,117	278,176
SABIC Agri-Nutrients Co.	5,235	201,042
SAL Saudi Logistics Services	1,013	45,129
†Saudi Arabian Mining Co.	31,051	536,656
Saudi Arabian Oil Co.	139,141	1,007,269
Saudi Awwal Bank	23,564	235,515
Saudi Basic Industries Corp.	20,096	321,108
Saudi Energy Co.	14,553	66,196
Saudi Investment Bank	13,947	49,439
Saudi National Bank	68,296	770,982
Saudi Tadawul Group Holding Co.	865	32,030
Saudi Telecom Co.	47,009	532,791
Yanbu National Petrochemical Co.	6,040	56,709
		7,211,939
South Africa–3.04%
Absa Group Ltd.	20,026	288,472
Bid Corp. Ltd.	7,548	181,808
Bidvest Group Ltd.	7,308	98,275
Capitec Bank Holdings Ltd.	2,022	496,794
Clicks Group Ltd.	5,173	88,491
Discovery Ltd.	13,068	191,758
FirstRand Ltd.	114,927	588,347
Gold Fields Ltd.	20,671	949,875
LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Harmony Gold Mining Co. Ltd.	13,310	$203,335
Impala Platinum Holdings Ltd.	21,023	298,988
MTN Group Ltd.	39,956	466,552
Naspers Ltd. Class N	18,227	942,828
Nedbank Group Ltd.	10,391	163,812
Northam Platinum Holdings Ltd.	8,416	171,726
OUTsurance Group Ltd.	18,662	76,760
Pepkor Holdings Ltd.	83,329	112,030
Remgro Ltd.	10,559	117,650
Sanlam Ltd.	41,799	219,799
†Sasol Ltd.	12,869	169,744
Shoprite Holdings Ltd.	10,341	169,581
Sibanye Stillwater Ltd.	65,858	202,149
Standard Bank Group Ltd.	30,863	558,921
Valterra Platinum Ltd.	6,153	517,208
Vodacom Group Ltd.	12,522	106,799
		7,381,702
Taiwan–22.68%
Accton Technology Corp.	12,000	592,046
Advantech Co. Ltd.	11,951	122,545
Airtac International Group	2,696	85,869
Alchip Technologies Ltd.	2,000	163,103
ASE Technology Holding Co. Ltd.	76,000	836,468
Asia Cement Corp.	47,000	51,390
Asia Vital Components Co. Ltd.	8,000	528,396
ASPEED Technology, Inc.	1,000	344,695
Asustek Computer, Inc.	17,000	298,576
Bizlink Holding, Inc.	4,000	229,686
†Caliway Biopharmaceuticals Co. Ltd.	23,000	64,396
Catcher Technology Co. Ltd.	13,000	76,979
Cathay Financial Holding Co. Ltd.	222,154	496,700
Chailease Holding Co. Ltd.	33,343	115,548
Chang Hwa Commercial Bank Ltd.	166,323	106,861
China Airlines Ltd.	62,000	35,155
China Steel Corp.	266,000	159,006
Chroma ATE, Inc.	9,000	431,860
Chunghwa Telecom Co. Ltd.	90,000	375,193
Compal Electronics, Inc.	108,000	93,946
CTBC Financial Holding Co. Ltd.	390,000	633,796
Delta Electronics, Inc.	45,000	2,029,065
E Ink Holdings, Inc.	19,000	82,878
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	342,171	$339,816
Elite Material Co. Ltd.	7,000	597,425
eMemory Technology, Inc.	1,000	85,146
Eva Airways Corp.	61,000	65,724
Evergreen Marine Corp. Taiwan Ltd.	26,986	170,226
Far Eastern New Century Corp.	69,000	57,420
Far EasTone Telecommunications Co. Ltd.	36,000	103,982
First Financial Holding Co. Ltd.	268,313	239,061
Formosa Chemicals & Fibre Corp.	86,000	122,781
Formosa Plastics Corp.	87,000	126,563
Fortune Electric Co. Ltd.	3,840	98,130
Fubon Financial Holding Co. Ltd.	196,288	537,381
Gigabyte Technology Co. Ltd.	14,000	100,299
Global Unichip Corp.	2,000	141,678
Globalwafers Co. Ltd.	6,000	81,843
Gold Circuit Electronics Ltd.	7,000	197,385
Hon Hai Precision Industry Co. Ltd.	289,000	1,766,589
Hon Precision, Inc.	2,000	221,292
Hotai Motor Co. Ltd.	7,320	112,401
Hua Nan Financial Holdings Co. Ltd.	208,931	219,028
Innolux Corp.	170,930	131,182
International Games System Co. Ltd.	4,000	95,548
Inventec Corp.	69,000	88,433
Jentech Precision Industrial Co. Ltd.	1,500	188,608
KGI Financial Holding Co. Ltd.	377,378	231,814
King Slide Works Co. Ltd.	1,000	103,615
King Yuan Electronics Co. Ltd.	25,000	213,855
Largan Precision Co. Ltd.	2,000	137,187
Lite-On Technology Corp.	46,000	210,507
Lotes Co. Ltd.	2,000	133,474
MediaTek, Inc.	35,000	1,678,780
Mega Financial Holding Co. Ltd.	275,887	334,827
Nan Ya Plastics Corp.	120,000	286,881
Novatek Microelectronics Corp.	13,000	156,933
Pegatron Corp.	48,000	116,378
PharmaEssentia Corp.	6,877	131,889
Pou Chen Corp.	1,609	1,444
LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
President Chain Store Corp.	11,000	$77,473
Quanta Computer, Inc.	63,000	566,934
Realtek Semiconductor Corp.	11,000	167,297
Ruentex Development Co. Ltd.	1,714	1,350
Shanghai Commercial & Savings Bank Ltd.	92,190	113,003
SinoPac Financial Holdings Co. Ltd.	288,913	280,508
Taiwan Business Bank	162,175	76,949
Taiwan Cooperative Financial Holding Co. Ltd.	246,884	182,652
Taiwan High Speed Rail Corp.	55,000	45,565
Taiwan Mobile Co. Ltd.	36,000	123,088
Taiwan Semiconductor Manufacturing Co. Ltd.	564,000	32,618,672
TCC Group Holdings Co. Ltd.	148,050	107,838
Teco Electric & Machinery Co. Ltd.	29,000	56,950
TS Financial Holding Co. Ltd.	499,688	367,540
Unimicron Technology Corp.	30,721	449,521
Uni-President Enterprises Corp.	108,000	241,244
United Microelectronics Corp.	260,000	466,076
Vanguard International Semiconductor Corp.	25,111	93,211
Wan Hai Lines Ltd.	18,190	44,244
Wistron Corp.	71,000	282,339
Wiwynn Corp.	2,000	215,212
Yageo Corp.	37,592	297,068
Yang Ming Marine Transport Corp.	49,000	80,623
Yuanta Financial Holding Co. Ltd.	237,869	338,146
Zhen Ding Technology Holding Ltd.	17,000	113,609
		54,986,794
Thailand–1.13%
Advanced Info Service PCL NVDR	23,655	270,003
Airports of Thailand PCL NVDR	102,927	164,222
Bangkok Dusit Medical Services PCL NVDR	258,801	147,527
Bumrungrad Hospital PCL NVDR	14,150	70,670
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Central Pattana PCL NVDR	46,236	$88,798
Charoen Pokphand Foods PCL NVDR	84,743	54,207
CP ALL PCL NVDR	126,339	176,187
Delta Electronics Thailand PCL	71,502	561,523
Gulf Development PCL	51,332	93,447
Gulf Development PCL NVDR	55,410	100,871
Kasikornbank PCL NVDR	15,104	88,122
Krung Thai Bank PCL NVDR	85,519	91,454
Minor International PCL NVDR	82,881	55,245
PTT Exploration & Production PCL NVDR	35,367	170,399
PTT PCL NVDR	237,385	251,925
SCB X PCL NVDR	21,367	93,928
Siam Cement PCL NVDR	17,570	112,095
TMBThanachart Bank PCL	619,155	43,523
True Corp. PCL NVDR	239,561	105,411
		2,739,557
Turkey–0.43%
Akbank TAS	71,222	106,304
Aselsan Elektronik Sanayi Ve Ticaret AS	29,429	211,598
BIM Birlesik Magazalar AS	9,759	150,425
Eregli Demir ve Celik Fabrikalari TAS	77,895	49,895
Ford Otomotiv Sanayi AS	13,754	31,425
Haci Omer Sabanci Holding AS	25,040	50,658
KOC Holding AS	15,138	66,680
Turk Hava Yollari AO	12,022	79,820
Turkcell Iletisim Hizmetleri AS	20,808	49,751
Turkiye Is Bankasi AS Class C	205,790	61,028
Turkiye Petrol Rafinerileri AS	20,871	121,249
†Yapi ve Kredi Bankasi AS	76,331	57,171
		1,036,004
United Arab Emirates–1.28%
Abu Dhabi Commercial Bank PJSC	72,546	247,687
Abu Dhabi Islamic Bank PJSC	33,124	190,572
Abu Dhabi National Oil Co. for Distribution PJSC	53,905	55,938
ADNOC Drilling Co. PJSC	65,860	93,139
Adnoc Gas PLC	129,156	113,902
LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
ADNOC Logistics & Services	37,248	$53,053
Air Arabia PJSC	52,405	58,064
†Aldar Properties PJSC	92,065	198,992
Dubai Electricity & Water Authority PJSC	142,336	105,590
†Dubai Islamic Bank PJSC	60,764	123,256
Emaar Development PJSC	25,957	98,257
Emaar Properties PJSC	151,923	497,158
Emirates NBD Bank PJSC	43,629	328,697
Emirates Telecommunications Group Co. PJSC	78,904	407,491
First Abu Dhabi Bank PJSC	100,394	476,352
Salik Co. PJSC	40,127	56,428
		3,104,576
United Kingdom–0.48%
Anglogold Ashanti PLC	11,628	1,160,613
		1,160,613
United States–0.20%
†BeOne Medicines Ltd. Class H	19,700	441,919
†Legend Biotech Corp. ADR	1,800	32,562
		474,481
Total Common Stock (Cost $129,285,213)		229,024,740
ΔPREFERRED STOCKS–1.49%
Brazil–0.67%
Cia Energetica de Minas Gerais 13.41%	41,516	100,908
Gerdau SA 3.26%	30,450	111,457
Itau Unibanco Holding SA 7.84%	123,956	1,040,495
Itausa SA 8.78%	134,896	362,511
		1,615,371
Chile–0.11%
†Sociedad Quimica y Minera de Chile SA	3,324	268,967
		268,967
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
India–0.00%
†TVS Motor Co. Ltd. 6.00% 9/1/26	25,712	$2,779
		2,779
Republic of Korea–0.71%
Hyundai Motor Co. 4.34%	793	125,541
Hyundai Motor Co. 4.39%	531	83,087
Samsung Electronics Co. Ltd. 1.46%	18,700	1,509,530
		1,718,158
Russia–0.00%
†=πSurgutneftegas PAO	640,200	0
		0
Total Preferred Stocks (Cost $1,960,869)		3,605,275
ΔWARRANTS–0.00%
Malaysia–0.00%
†=YTL Corp. Bhd. exp 6/02/28 exercise price MYR 1.5000	20,620	968
†=YTL Power International Bhd. exp 6/02/28 exercise price MYR 2.4500	13,360	1,815
Total Warrants (Cost $0)		2,783

MONEY MARKET FUND–3.73%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	9,037,319	9,037,319
Total Money Market Fund (Cost $9,037,319)		9,037,319

TOTAL INVESTMENTS–99.66% (Cost $140,283,401)	241,670,117
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	831,380
NET ASSETS APPLICABLE TO 17,465,150 SHARES OUTSTANDING–100.00%	$242,501,497

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,023	0
Moscow Exchange MICEX-RTS PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PAO	10/31/2018	311,071	0
Surgutneftegas PAO	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Total		$16,263,518	$0

The following futures contracts and swap contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount[1]	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
51	ICE U.S. MSCI Emerging Markets Index Futures	$3,709,230	$3,793,522	6/19/26	$—	$(84,292)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
GS- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M3	5,540	0.00%	10/21/26	$(429,405)	$—	$(429,405)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
GS–Goldman Sachs
ICE–Intercontinental Exchange
LNG–Liquefied Natural Gas
MICEX-RTS–Moscow Interbank Currency Exchange - Russian Trading System
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PAO–Public Joint Stock Company
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
UES–Unified Energy System
MYR–Malaysian Ringgit
LVIP SSGA Emerging Markets Equity Index Fund–20